Common and Preferred Stock	12 Months Ended
Dec. 31, 2018
Common and Preferred Stock
Common and Preferred Stock

3. Common and Preferred Stock

Authorized Capital

As of December 31, 2018, in conjunction with the IPO and the reverse stock split, the authorized capital of the Company was decreased to consist of 50,000,000 shares of capital stock, $0.001 par value per share, of which 40,000,000 shares are designated as common stock and 10,000,000 shares are designated as preferred stock.

As of December 31, 2018 the Company had reserved a total of 422,640 shares of common stock for issuance under the Liquidia Technologies, Inc. Stock Option Plan, as amended (the “2004 Plan”), 1,011,138 shares of common stock for issuance under the Liquidia Technologies, Inc. 2016 Equity Incentive Plan, as amended (the “2016 Plan”), and 1,600,000 shares of common stock for issuance under the Liquidia Technologies, Inc. 2018 Long-Term Incentive Plan (the “2018 Plan”).

During 2017, the Company issued an aggregate of $27.4 million in principal of convertible promissory notes (see Note 11). The convertible notes had an original maturity date of December 31, 2018, as amended, and bore interest at eight percent (8%) per annum. Interest was earned daily and computed on the actual number of days elapsed until all the amounts under the notes have been paid in full. The convertible notes carried multiple conversion scenarios into equity with various discounts.

In February 2018, the Company received proceeds of $25.6 million in exchange for the corresponding sale of Series D and related rights offering to new and existing investors. The applicable issue price per share for the Series D was $0.59808, subject to adjustment as provided in the certificate of incorporation. In addition, all outstanding convertible notes, plus accrued interest, totaling $28.9 million were converted into Series D at the same price per share without a discount. Outstanding warrants to purchase shares of Series C-1 preferred stock, $0.001 par value per share (“Series C-1”), were converted to warrants to purchase the equivalent number of shares of Series D. All references herein to these warrants refer to them as warrants to purchase Series D. In total, 91,147,482 shares of Series D were issued. Each share of Series D was voting and was convertible at any time into a share of common stock with such conversion ratio subject to future adjustment. Conversion was automatic upon a qualified financing, as defined in the certificate of incorporation. Each series of preferred stock had anti‑dilution protection in the event of a dilutive issuance, as defined in the certificate of incorporation. The Series D bore an 8% per annum noncumulative dividend ($0.0478 per share of Series D) when and if declared. The Series D had a liquidation preference equal to the aggregate of the proceeds and the note conversions, or $54.5 million plus accrued but unpaid dividends, after which holders of Series D participate with all other stockholders in the remainder of liquidation proceeds on an as converted basis. The Series D was senior to all other series of preferred stock.

In the third quarter of 2018, the Company closed the initial public offering of 4,833,099 shares of common stock, including the underwriters’ partial exercise of their over-allotment option in connection therewith, which resulted in aggregate net proceeds of $47.3 million, after underwriting discounts and the payment of other offering expenses.

In conjunction with the Company’s IPO, all outstanding shares of convertible preferred stock were converted into an aggregate of 9,948,207 shares of common stock.

Common Stock

Upon any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company, the holders of the common stock shall be entitled to receive that portion of the remaining funds to be distributed to the stockholders, subject to the liquidation preferences of any outstanding preferred stock, if any. Such funds shall be paid to the holders of common stock on the basis of the number of shares so held by each of them.

The Class B non-voting common stock, $0.001 par value per share, was converted into shares of voting common stock in conjunction with the Company’s IPO.

Warrants

In connection with historical private placement offerings, the Company issued warrants to purchase its preferred stock with an exercise term of ten years from the date of issuance. Pursuant to the terms of the warrants, upon the conversion of the preferred stock underlying the warrant into common stock, the warrants automatically become exercisable for common stock-based upon the conversion ratio of the underlying preferred stock.

As of December 31, 2017, there were outstanding warrants for 123,215 shares of Series B that were convertible into warrants for 14,663 shares of common stock at the same time as all outstanding shares of Series B were converted to common stock. These Series B warrants had an exercise price of $3.56 per share and expired on March 28, 2018.

Upon closing of the Series D financing, the Company had warrants outstanding to purchase 3,698,128 shares of Series D. In conjunction with the IPO, these warrants were automatically converted into warrants to purchase 219,761 shares of common stock. During the year ended December 31, 2018,  48,836 warrants were exercised resulting in 170,925 warrants outstanding as of December 31, 2018. The exercise price of these warrants is $0.0168 per share.